Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 1,527,000
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true